Offsets	Jun. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	TOYO Co., Ltd
Form or Filing Type	F-1
File Number	333-283617
Initial Filing Date	Dec. 05, 2024
Fee Offset Claimed	$ 7,891.99
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares issuable on exercise of Warrants
Unsold Securities Associated with Fee Offset Claimed	4,969,296
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 57,146,904.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the registration fee for this registration statement on Form F-3 by $7,891.99, of a total amount of $8,750.44 which represents the registration fee previously paid with respect to 4,969,296 Ordinary Shares issuable on exercise of the Warrants that were registered but not sold (out of the aggregate 4,970,007 Ordinary Shares issuable on exercise of the Warrants that were registered but not sold) pursuant to the registrant’s Registration Statement on Form F-1 (File No. 333-283617) initially filed by the registrant with the Securities and Exchange Commission on December 5, 2024 and declared effective on December 17, 2024, which the registrant intends to withdraw upon the effectiveness of this registration statement on Form F-3.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TOYO Co., Ltd
Form or Filing Type	F-1
File Number	333-283617
Filing Date	Dec. 05, 2024
Fee Paid with Fee Offset Source	$ 7,891.99